[LOGO OF LINCOLN FINANCIAL GROUP]








                                                   Lincoln National
                                                   Bond Fund, Inc.
                                                   Annual Report
                                                   December 31, 1998

Lincoln National Bond Fund, Inc.

Index
        Commentary
        Statement of Net Assets
        Statement of Operations
        Statements of Changes in Net Assets
        Financial Highlights
        Notes to Financial Statements
        Report of Ernst & Young LLP, Independent Auditors

Lincoln National Bond Fund, Inc.


Managed by: [LOGO OF LINCOLN FINANCIAL GROUP]


For the year ended December 31, 1998, the Bond Fund achieved a total return of 9.56%. Its benchmark, the Lehman Government/Corporate Index, had a return of 9.5% in 1998.

Truly it was an incredible year for the markets with a dramatic financial asset sell-off in the late summer followed by an equally dramatic recovery of U.S. equities to end the year. The spark for the financial turmoil was the debt default by Russia that scared an already jittery market into a mini-crash. This led to a massive flight to quality in the August to October period that included the near-bankruptcy of the prestigious hedge fund, Long Term Capital Partners. During this flight to quality, the only good performing asset category was Treasury bonds. Credit risk was significantly repriced to levels that would indicate a market forecast of a substantial probability of a U.S. economic recession. The crisis seemed to pass when the Federal Reserve Board (the "Fed") eased interest rates for the third time on October 15.

As opposed to the equity markets, bond risk premiums did not recover substantially from the worst levels of October. This is probably because the technology sector, the primary catalyst for the equity market recovery, does not have a substantial amount of bonds outstanding. Nonetheless, the bond market did not recover to the same level of optimism as the equity market averages. Corporate bonds and mortgage-backed securities both under-performed Treasuries during the year. Treasury rates declined during the year on average by about 100 basis points, thus the assumption of interest rate risk was a good bond market strategy in 1998.

The Fund had two strategies in 1998: first an over-weighting of corporate bonds to the index and, second, a portfolio duration longer than the index. As mentioned above, the corporate positioning was an under-performing tactic for the Fund, but this was more than compensated for by the duration positioning of the Fund.

It was a good year for high quality bonds, such as those in the Bond Fund's portfolio. Lower quality bonds, however, had poor returns. The High Yield market achieved only a 1.9% return and the emerging markets bond market return was substantially negative at (14.5%).

With the three rate cuts made during the market turmoil last year, the Fed has most likely taken the necessary steps to avert a recession in 1999 and in fact may have set the economy up for a 2.5-3.0% GDP growth. We see that as the most likely scenario. However, there are still reasons to be wary. One wildcard that remains is the effect on the U.S. economy of solving the Y2K computer problem. Also, many foreign economies are still in recession. Accordingly, we believe that there is still a recession probability of 20-25% for the U.S. over the next 12-18 months. We also continue to believe that the corporate sector of the economy will perform worse than the economy in total.

Inflation should be below 1% in 1999 allowing long Treasury rates to stay mostly in a 4.5% to 5.5% range. Credit spreads are currently attractive, and we once again will position the Fund to be over-weighted in corporate bonds versus the index. Credit spreads are pricing in more recession probability than the equity markets, and, thus, don't have that far to widen should an economic downturn occur. So, notwithstanding the expected weakness of the corporate sector, we believe corporate bonds are currently attractive. We also find mortgage-backed securities attractive at current spread levels.

David C. Fischer

Growth of $10,000 invested 1/1/89 through 12/31/98



                                                     1/1/89  12/31/98
Bond Fund                                           $10,000   $24,402
Lehman Brothers Government/Corporate Bond Index     $10,000   $23,892

This chart illustrates, hypothetically, that $10,000 was invested in the Bond Fund on 1/1/89. As the chart shows, by December 31, 1998, the value of the investment at net asset value, with any dividends and capital gains reinvested, would have grown to $23,892. For comparison, look at how the Lehman Brothers Government/ Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,402. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return                           Ended
on investments                                  12/31/98
--------------------------------------------------------
One Year                                        +9.56%
--------------------------------------------------------
Five Years                                      +6.91%
--------------------------------------------------------
Ten Years                                       +9.10%
--------------------------------------------------------

Lincoln National Bond Fund, Inc.


Statement of Net Assets
December 31, 1998
Investments:

                                                    Par            Market
Long-Term Debt Investments:                        Amount          Value
----------------------------------------------------------------------------
U.S. Government & Agency Obligations: 48.9%
----------------------------------------------------------------------------
Federal Farm Credit Bank
5.97%, 3/11/05                                  $31,025,000     $32,156,054
5.75%, 3/23/05                                   17,200,000      17,631,429
Federal Home Loan Mortgage Corporation
5.835%, 8/19/05                                  29,015,000      29,919,728
6.3889%, 10/10/06                                 1,987,252       2,028,239
6.00%, 6/11/08                                    8,700,000       9,114,361
7.30%, 12/1/12                                    2,924,997       3,002,692
3.50%, 12/12/21                                   2,000,000       1,781,783
Federal National Mortgage Association
6.80%, 8/1/05                                       913,056         958,709
7.175%, 10/1/05                                   2,526,922       2,665,902
6.655%, 11/1/05                                     970,499         992,335
6.66%, 12/1/05                                    1,940,395       2,018,011
7.043%, 7/1/06                                    2,437,766       2,541,371
0.00%, 7/24/06                                    9,500,000       6,460,024
7.15%, 10/1/15                                    2,771,266       2,889,045
8.00%, 4/1/17                                       138,406         144,851
7.00%, 10/1/25                                    1,993,763       2,042,985
6.50%, 12/1/27                                   15,646,550      15,778,567
Government National Mortgage Association
9.00%, 5/15/17                                       93,662         100,481
9.00%, 9/15/19                                      434,561         466,202
6.50%, 11/15/23                                     713,956         726,227
U.S. Treasury Bond
12.00%, 8/15/13                                     500,000         763,529
6.125%, 11/15/27                                 14,700,000      16,434,422
U.S.Treasury Note
6.50%, 8/31/01                                    3,575,000       3,742,501
U.S.Treasury Strip
0.00%, 5/15/05                                    9,840,000       7,290,384
0.00%, 11/15/09                                  13,000,000       7,442,793
0.00%, 2/15/11                                   16,500,000       8,828,045
----------------------------------------------------------------------------
                                                                177,920,670
Collateralized Mortgage Obligations: 0.3%
----------------------------------------------------------------------------
Household Affinity Credit Card
6.05%, 5/5/01                                     1,000,000       1,006,876
Mid-State Trust
7.625%, 4/4/22                                      132,251         137,017
----------------------------------------------------------------------------
                                                                  1,143,893
Automobiles & Auto Parts: 0.7%
----------------------------------------------------------------------------
Daimler Chrysler
7.45%, 2/1/2097                                   1,000,000       1,152,500
Goodyear Tire & Rubber
6.625%, 12/1/06                                   1,250,000       1,329,688
----------------------------------------------------------------------------
                                                                  2,482,188
Banking, Finance & Insurance: 18.9%
----------------------------------------------------------------------------
Ahmanson, H. F.
8.25%, 10/1/02                                    2,000,000       2,162,500
Aristar Financial
7.50%, 7/1/99                                     1,500,000       1,513,125
Bank One
9.875%, 3/1/09                                      500,000         660,625
Banque Paribas-NY
8.35%, 6/15/07                                    1,400,000       1,541,750
Barnett Bank
6.90%, 9/1/05                                     1,500,000       1,603,125
Barnett Capital Trust I
8.06%, 12/1/26                                    1,900,000       2,111,375
Citicorp Notes
6.33%, 1/5/06                                     1,600,000       1,648,000
Comerica Bank
7.875%, 9/15/26                                   1,500,000       1,770,000
Dow Capital
9.00%, 5/15/10                                    3,000,000       3,678,750

                                                    Par            Market
                                                   Amount          Value
----------------------------------------------------------------------------
Finova Capital
6.12%, 5/28/02                                  $ 1,000,000       $ 997,500
First Bank System
6.875%, 9/15/07                                   1,000,000       1,076,250
First of America Capital Trust I
8.12%, 1/31/27                                    2,000,000       2,280,000
First Security
7.00%, 7/15/05                                    1,000,000       1,085,000
First Union
8.00%, 8/15/09                                    2,000,000       2,385,000
First USA Bank
5.75%, 1/15/99                                    2,000,000       2,000,000
Fleet Financial Group
7.25%, 9/1/99                                     1,000,000       1,013,987
General Motors Acceptance Corporation
8.17%, 1/2/00                                       339,353         349,205
7.875%, 3/7/01                                    1,500,000       1,573,125
8.875%, 6/1/10                                    1,500,000       1,865,625
Harris Bankcorp
9.375%, 6/1/01                                      250,000         272,813
Household Finance
9.625%, 7/15/00                                     875,000         927,500
Hydro-Quebec
7.20%, 10/5/09 (1)                                3,000,000       3,625,754
International Lease Finance
8.25%, 1/15/00                                    2,000,000       2,060,000
John Deere Capital
8.625%, 8/1/19                                    2,000,000       2,267,500
Lehman Brothers Holdings
8.875%, 3/1/02                                    1,000,000       1,067,500
Mellon Capital I Notes
7.72%, 12/1/26                                    1,500,000       1,635,000
Mercantile Bancorp
7.30%, 6/15/07                                    1,325,000       1,450,875
Midland Bank
5.69%, 9/29/49 (1)                                1,400,000       1,070,860
Morgan Stanley Group
6.875%, 3/1/07                                    2,250,000       2,368,125
National Westminister Bank
9.45%, 5/1/01                                       500,000         538,750
Nynex Capital Funding
7.63%, 10/15/09 (1)                               3,000,000       3,524,653
PNC Funding
6.875%, 7/15/07                                   1,187,000       1,280,476
Salomon Brothers
7.25%, 1/15/00                                    1,000,000       1,017,500
Salomon Smith Barney
7.875%, 10/1/99                                   3,000,000       3,059,252
Simon DeBartolo Group
7.125%, 6/24/05                                     520,000         518,050
SouthTrust Bank of Birmingham
7.69%, 5/15/25                                    2,750,000       3,348,125
Standard Chartered
5.9375%, 12/29/49                                 2,500,000       1,539,750
State Street Capital Series B
8.035%, 3/15/27                                   1,400,000       1,571,500
Union Bank Switzerland
7.25%, 7/15/06                                    2,250,000       2,446,875
Wachovia Capital Trust I
7.64%, 1/15/27                                    1,900,000       2,004,500
----------------------------------------------------------------------------
                                                                 68,910,300
Building & Materials: 0.7%
----------------------------------------------------------------------------
Champion International
7.70%, 12/15/99                                   1,500,000       1,524,375
Georgia-Pacific
9.95%, 6/15/02                                    1,000,000       1,115,000
----------------------------------------------------------------------------
                                                                  2,639,375
Cable, Media & Publishing: 1.2%
----------------------------------------------------------------------------
News America Holdings
8.45%, 8/1/34                                     1,500,000       1,760,625
Time Warner
9.13%, 1/15/13                                    2,000,000       2,535,000
----------------------------------------------------------------------------
                                                                  4,295,625

                                                     Par           Market
                                                    Amount          Value
----------------------------------------------------------------------------
Chemicals: 0.1%
----------------------------------------------------------------------------
ISP Holdings
9.00%, 10/15/03                                   $ 300,000       $ 316,875
Electronics & Electrical Equipment: 0.1%
----------------------------------------------------------------------------
Consumers Energy
6.50%, 6/15/05                                      500,000         507,500
----------------------------------------------------------------------------
Energy: 1.2%
----------------------------------------------------------------------------
Commonwealth Edison
9.375%, 2/15/00                                     500,000         521,250
Consumers Energy
6.20%, 5/1/08                                     1,000,000       1,018,750
Enron
9.50%, 6/15/01                                    1,000,000       1,086,250
Petro-Canada
8.60%, 10/15/01                                   1,500,000       1,616,250
----------------------------------------------------------------------------
                                                                  4,242,500
Environmental Services: 0.5%
----------------------------------------------------------------------------
Waste Management
6.625%, 7/15/02                                   1,750,000       1,798,125
----------------------------------------------------------------------------
Food, Beverage & Tobacco: 0.2%
----------------------------------------------------------------------------
Nabisco
7.55%, 6/15/15                                      750,000         762,187
----------------------------------------------------------------------------
Healthcare & Pharmaceuticals: 1.0%
----------------------------------------------------------------------------
Allegiance
7.30%, 10/15/06                                     750,000         826,875
Lilly (Eli)
8.375%, 2/7/05                                    2,250,000       2,558,025
Tenet Healthcare
8.00%, 1/15/05                                      300,000         310,500
----------------------------------------------------------------------------
                                                                  3,695,400
Leisure, Lodging & Entertainment: 0.4%
----------------------------------------------------------------------------
Darden Restaurants
6.375%, 2/1/06                                    1,500,000       1,520,625
----------------------------------------------------------------------------
Metals & Mining: 2.0%
----------------------------------------------------------------------------
Alcan Aluminum
8.875%, 1/15/22                                     500,000         554,375
Cyprus Amax Minerals
7.375%, 5/15/07                                   2,500,000       2,518,750
Inco
9.60%, 6/15/22                                    1,300,000       1,485,250
Newmont Gold
8.91%, 1/5/09                                       665,276         759,247
Placer Dome
7.37%, 6/3/26                                     1,000,000       1,012,500
Placer Dome Series A
7.31%, 1/26/21                                    1,000,000         902,500
----------------------------------------------------------------------------
                                                                  7,232,622
Miscellaneous: 1.0%
----------------------------------------------------------------------------
Buckeye Cellulose
8.50%, 12/15/05                                     150,000         155,625
Manitoba
7.75%, 7/17/16                                    1,500,000       1,781,250
Republic of Korea
8.875%, 4/15/08                                   1,500,000       1,548,750
----------------------------------------------------------------------------
                                                                  3,485,625
Paper & Forest Products: 0.6%
----------------------------------------------------------------------------
James River
6.70%, 11/15/03                                   2,000,000       2,062,500
----------------------------------------------------------------------------
Retail: 1.0%
----------------------------------------------------------------------------
Sears Roebuck
9.05%, 2/6/12                                     2,000,000       2,542,500
Service Corp International
7.00%, 6/1/15                                     1,000,000       1,038,750
----------------------------------------------------------------------------
                                                                  3,581,250

                                                    Par           Market
                                                   Amount          Value
----------------------------------------------------------------------------
Telecommunications: 3.3%
----------------------------------------------------------------------------
AT&T Capital
7.47%, 5/11/05                                  $ 2,750,000     $ 2,863,437
Litton Industries
6.98%, 3/15/36                                    1,000,000       1,082,500
Nynex
9.55%, 5/1/10                                     1,354,960       1,605,628
Pacificorp
9.15%, 8/9/11                                     2,000,000       2,600,000
Qwest Communications International
0.00%, 2/1/08                                       300,000         225,750
Rochester Telephone
9.00%, 7/19/00                                    2,000,000       2,110,000
U.S. Cellular
7.25%, 8/15/07                                    1,500,000       1,582,500
----------------------------------------------------------------------------
                                                                 12,069,815
Transportation & Shipping: 2.1%
----------------------------------------------------------------------------
American Airline
10.18%, 1/2/13                                    1,500,000       1,862,573
Burlington Northern Railroad
6.94%, 1/2/14                                       471,446         493,341
Chicago & Northwestern Holdings
6.25%, 7/30/12                                    1,327,977       1,386,076
CSX
7.25%, 5/1/27                                     1,000,000       1,080,000
Federal Express
7.96%, 3/28/17                                    1,129,243       1,196,998
United Airlines
9.35%, 4/7/16                                     1,500,000       1,746,277
----------------------------------------------------------------------------
                                                                  7,765,265
Utilities: 8.2%
----------------------------------------------------------------------------
Colonial Gas Series A
6.81%, 5/19/27                                    1,500,000       1,578,750
Detroit Edison
6.56%, 5/1/01                                     2,000,000       2,062,500
Duquesne Light
8.70%, 6/1/16                                     2,474,000       2,746,140
Great Lakes Power
9.00%, 8/1/04                                     1,500,000       1,681,875
Houston Light & Power Capital Trust II
8.257%, 2/1/37                                    1,900,000       2,097,125
MidAmerican Energy
6.50%, 12/15/01                                   1,250,000       1,295,313
National Rural Utility
7.20%, 10/1/15                                    1,000,000       1,090,000
Nevada Power
7.06%, 5/1/00                                     1,500,000       1,537,500
New Jersey Bell
7.85%, 11/15/29                                   1,950,000       2,364,375
Noble Affiliates
7.25%, 10/15/23                                     600,000         624,750
Old Dominion Electric
8.76%, 12/1/22                                    1,600,000       1,846,000
Pennsylvania Power & Light
7.70%, 10/1/09                                    3,000,000       3,431,250
PSI Energy
8.56%, 12/27/11                                   2,000,000       2,517,500
Public Service
6.375%, 11/1/05                                   1,500,000       1,571,250
Texas Gas Transmissions
8.625%, 4/1/04                                    1,000,000       1,150,000
Washington Water Public
8.01%, 12/17/01                                   2,000,000       2,115,000
----------------------------------------------------------------------------
                                                                 29,709,328

                                                   Par            Market
                                                  Amount           Value
----------------------------------------------------------------------------
Total Long Term Debt Investments: 92.4%
(Cost $318,798,742)                                            $336,141,668
----------------------------------------------------------------------------

Money Market Instruments:
----------------------------------------------------------------------------
American Honda Finance
5.4144%, 1/11/99                                 $6,000,000       5,991,050
Prudential Funding
5.1093%, 1/25/99                                  1,100,000       1,096,304
Salomon Smith Barney Holdings
5.42%, 1/6/99                                     2,500,000       2,498,142
Signal Finance Mortgage
5.75%, 1/4/99                                     5,000,000       5,000,000
Volkswagen of America
5.474%, 1/19/99                                   8,200,000       8,177,655
----------------------------------------------------------------------------

Total Money Market Instruments: 6.3%
(Cost $22,763,151)                                               22,763,151
----------------------------------------------------------------------------
Total Investments: 98.7%
(Cost $341,561,893)                                             358,904,819
----------------------------------------------------------------------------
Other Assets Over Liabilities: 1.3%                               4,902,997
----------------------------------------------------------------------------

Net Assets: 100.0%
(Equivalent to $12.689 per share
based on 28,670,937 shares
issued and outstanding)                                        $363,807,816
----------------------------------------------------------------------------
(1) Step-up bond

See accompanying notes to financial statements.

Lincoln National Bond Fund, Inc.

Statement of Operations

Year ended December 31, 1998


Investment income:
 Interest                                                       $20,230,119
----------------------------------------------------------------------------
  Total investment income                                        20,230,119
----------------------------------------------------------------------------

Expenses:
 Management fees                                                  1,421,361
----------------------------------------------------------------------------
 Accounting fees                                                    145,477
----------------------------------------------------------------------------
 Printing and postage                                                54,579
----------------------------------------------------------------------------
 Directors fees                                                       4,200
----------------------------------------------------------------------------
 Other                                                               19,730
----------------------------------------------------------------------------
  Total expenses                                                  1,645,347
----------------------------------------------------------------------------
Net investment income                                            18,584,772
----------------------------------------------------------------------------

Net realized and unrealized gain on investments:
 Net realized gain on investment transactions                     4,018,704
----------------------------------------------------------------------------
 Net change in unrealized appreciation
  of investments                                                  5,821,604
----------------------------------------------------------------------------
Net realized and unrealized gain on investments                   9,840,308
----------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                       $28,425,080
============================================================================


Statements of Changes in Net Assets

Years ended December 31, 1998 and 1997


                                                Year ended        Year ended
                                                 12/31/98          12/31/97
                                              ------------------------------
Changes from operations:
----------------------------------------------------------------------------
 Net investment income                         $ 18,584,772    $ 17,113,168
----------------------------------------------------------------------------
 Net realized gain on investment transactions     4,018,704         701,047
----------------------------------------------------------------------------
 Net change in unrealized appreciation
 of investments                                   5,821,604       5,841,862
----------------------------------------------------------------------------
Net increase in net assets
resulting from operations                        28,425,080      23,656,077
----------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                          (32,304,033)              -
----------------------------------------------------------------------------
  Total distributions to shareholders           (32,304,033)              -
----------------------------------------------------------------------------
Net increase in net assets
resulting from capital share transactions        87,303,598       3,399,189
----------------------------------------------------------------------------
  Total increase in net assets                   83,424,645      27,055,266
----------------------------------------------------------------------------

Net Assets, beginning of year                   280,383,171     253,327,905
----------------------------------------------------------------------------
Net Assets, end of year                        $363,807,816    $280,383,171
============================================================================

See accompanying notes to financial statements.

Lincoln National Bond Fund, Inc.


Financial Highlights

(Selected data for each capital share outstanding throughout the year)

                                          Year ended December 31,
                                          1998       1997       1996       1995      1994
                                      --------------------------------------------------------
Net asset value, beginning of year      $ 12.861   $ 11.766   $ 12.247   $ 10.941  $ 12.693
Income (loss) from investment operations:
 Net investment income                     0.662      0.785      0.767      0.803     0.741
 Net realized and unrealized gain (loss)
  on investments                           0.494      0.310     (0.481)     1.306    (1.233)
                                      --------------------------------------------------------
 Total from investment operations          1.156      1.095      0.286      2.109    (0.492)
                                      --------------------------------------------------------
Less dividends and distributions:
 Dividends from net investment income     (1.328)      -        (0.767)    (0.803)   (0.741)
 Distributions from net realized gain on
   investment transactions                  -          -          -          -       (0.519)
                                      --------------------------------------------------------
Total dividends and distributions         (1.328)      -        (0.767)    (0.803)   (1.260)
                                      --------------------------------------------------------
Net asset value, end of year            $ 12.689   $ 12.861   $ 11.766   $ 12.247  $ 10.941
                                      ========================================================
Total Return(1)                             9.56%      9.30%      2.31%     18.95%    (4.18%)

Ratios and supplemental data:
 Ratio of expenses to average net assets    0.52%      0.53%      0.51%      0.49%     0.50%
 Ratio of net investment income
  to average net assets                     5.90%      6.45%      6.56%      6.90%      6.40%
Portfolio Turnover                         51.33%     56.16%    142.19%    139.61%    213.26%
Net assets, end of year (000 omitted)   $363,808   $280,383   $253,328   $250,816   $195,010(1)

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value). See accompanying notes to financial statements.

Lincoln National Bond Fund, Inc.

Notes to Financial Statements

December 31, 1998

The Fund: Lincoln National Bond Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products.

The Fund's investment objective is to maximize current income consistent with a prudent investment strategy. The Fund invests primarily in medium and long-term corporate and government bonds.

1. Significant Accounting Policies

Investment Valuation: Portfolio securities which are traded on an exchange are valued at the last reported sale price on the exchange or market where primarily traded or listed or, in the absence of recent sales, at the mean between the last reported bid and asked prices. Long-term debt investments are valued at their mean quotations. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Money market instruments having less than 60 days to maturity are stated at amortized cost, which approximates market value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 1998, the custodial fees offset agreement amounted to $13,773.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

2. Other Assets Over Liabilities

The statement of net assets account "Other Assets Over Liabilities" at December 31, 1998 consisted of the following assets (liabilities):

Cash overdraft                                  $(110,663)
-----------------------------------------------------------
Receivable for interest earned                  5,129,899
-----------------------------------------------------------
Receivable for capital shares sold                 77,507
-----------------------------------------------------------
Payable for capital shares redeemed                   (23)
-----------------------------------------------------------
Management fees payable                          (136,636)
-----------------------------------------------------------
Other, net                                        (57,087)
-----------------------------------------------------------
                                               $4,902,997)
                                              -------------
                                              -------------

3. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .48% of the first $200,000,000 of the average daily net assets of the Fund, .40% of the next $200,000,000, and .30% of the average daily net assets of the Fund in excess of $400,000,000.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 1998.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors is borne by the Fund.

4. Analysis of Net Assets

Net Assets at December 31, 1998 consisted of the following:

Common Stock, par value $.01 per share**                       $ 286,709
--------------------------------------------------------------------------
Paid in capital in excess of par value of shares issued      345,871,211
--------------------------------------------------------------------------
Undistributed net investment income                            3,393,907
--------------------------------------------------------------------------
Accumulated net realized loss on investments                  (3,086,937)
--------------------------------------------------------------------------
Net unrealized appreciation of investments                    17,342,926
--------------------------------------------------------------------------
                                                            $363,807,816
                                                            ==============
** The Fund has 50,000,000 authorized.

5. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the year ended December 31, 1998 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at December 31, 1998 are as follows:

         Aggregate     Aggregate     Gross         Gross        Net
         Cost of       Proceeds      Unrealized    Unrealized   Unrealized
         Purchases     From Sales    Appreciation  Depreciation Appreciation
         --------------------------------------------------------------------
         $214,507,127  $149,592,385  $18,228,334   $(885,408)   $17,342,926

6. Summary of Changes From Capital Share Transactions

                                             Shares Issued Upon                                        Net Increase
                     Capital                 Reinvestment of                  Capital Shares           Resulting From Capital
                     Shares Sold             Dividends                        Redeemed                 Share Transactions
                    ------------------------------------------------------------------------------------------------------------
                     Shares       Amount        Shares             Amount        Shares      Amount         Shares     Amount
                    ------------------------------------------------------------------------------------------------------------
Year ended
 December 31, 1998:  6,299,076    $80,781,622   2,614,466        $32,304,034   (2,044,330)  $(25,782,058)  6,869,212  $87,303,598
Year ended
 December 31, 1997:  1,115,273     14,114,365   1,416,753         16,821,434   (2,261,364)   (27,536,610)    270,662    3,399,189

7. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

8. Capital Loss Carryforward

As of December 31, 1998, the Fund had $3,086,937 of unused capital loss carryforward for federal tax purposes. The loss carry-forward expires in the years 2002 to 2004.

Lincoln National Bond Fund, Inc.

Report of Ernst & Young LLP, Independent Auditors


To the Shareholders and Board of Directors
Lincoln National Bond Fund, Inc.

We have audited the accompanying statement of net assets of Lincoln National Bond Fund, Inc. (the "Fund") as of December 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Bond Fund, Inc. at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                 /s/ ERNST & YOUNG LLP
Philadelphia, Pennsylvania
February 5, 1999